UNITED STATES
SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: Sept 30, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment(Check only one.):[ ] is a restatement.
				[ ] adds new holding entries

Institutional Investment Manager Filing this Report:
Name:	Edinburgh Partners Limited
Address:	27-31 Melville Street
		Edinburgh
		Scotland
		EH3 7jf
13F File Number: 028-13078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 			Kirsty Martin
Title:			Compliance Manager
Phone:			0044-131-270-3842
Signature,		Place			and Date of Signing
Kirsty Martin		Edinburgh 		Oct 4, 2012
Report Type (Check only one.):
			[X] 13F HOLDINGS REPORT.
			[ ] 13F NOTICE.
			[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report
Summary:
 Number of Other Included Manager:		0
 FORM 13F Information Table Entry Total:	25
 FORM 13F Information Table Value Total:	$1,923,548,447

List of Other Included Managers:  NONE


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Form 13F Information Table

NAME OF ISSUER              TITLE OF CLASS CUSIP          VALUE (x$1SHRS/ PRN ASH/PPUT/CInvestment Sole       Shared None
AMERICA MOVIL			SP ADR	   02364W105	51	2,000		SH N/A  SOLE	2,000		0	0
AMERIPRISE FINL INC		COM	   03076C106	33	578		SH N/A	SOLE	578		0	0
APPLIED MATERIALS INC AMAT	COM	   038222105	171,442	15,355,280	SH N/A  SOLE	15,355,280	0	0
BANK OF AMERICA CORP BAC	COM	   060505104	66,451	7,525,647	SH N/A	SOLE	7,525,647	0	0
CELGENE CORP 		        COM	   151020104	34	447     	SH N/A	SOLE	447     	0	0
CHEVRON CORP CVX		COM	   166764100    7,260   62,285          SH N/A  SOLE	62,285		0	0
CISCO SYSTEMS INC CSCO		COM	   17275R102	249,525	13,067,544	SH N/A	SOLE	13,067,544	0	0
CVS CAREMARK CORP		COM	   126650100	30	620	        SH N/A	SOLE	620     	0	0
GENERAL DYNAMICS CORP GD	COM	   369550108	79,726	1,205,779	SH N/A	SOLE	1,205,779	0	0
GOOGLE INC    			CLA	   38259P508	255,626	338,802		SH N/A	SOLE	338,802		0	0
ILLINOIS TOOL WORKS ITW		COM	   452308109	230,904 3,882,700	SH N/A	SOLE	3,882,700	0	0
JOHNSON CONTROLS INC		COM	   478366107	180,038	6,570,729	SH N/A	SOLE	6,570,729	0	0
KRAFT FOODS INC                 CLA	   50075N104    31      754             SH N/A  SOLE    754             0       0
LYONDELLBASELL INDUSTRIES       SHS-A      N53745100    36      700             SH N/A  SOLE    700             0       0
MICROSOFT CORP MSFT		COM	   594918104	234,973	7,895,605	SH N/A	SOLE	7,895,605	0	0
NIKE INC                        CL-B       654106103    30      318             SH N/A  SOLE    318             0       0
PNC FINL SVCS GROUP INC         COM        693475105    31      494             SH N/A  SOLE    494             0       0
SANDISK CORP			COM	   80004C101	203,641	4,688,954	SH N/A	SOLE	4,688,954	0	0
SCHLUMBERGER LTD                COM        806857108    32      438             SH N/A  SOLE    438             0       0
SOUTHERN CO                     COM        842587107    29      631             SH N/A  SOLE    631             0       0
THERMO FISHER SCIENTIFIC INC    COM        883556102    33      566             SH N/A  SOLE    566             0       0
UNION PACIFIC			COM        907818108    30      254             SH N/A  SOLE    254             0       0
VIRGIN MEDIA INC VMED		COM	   92769L101	21,725	738,440		SH N/A	SOLE	738,440		0	0
WAL-MART STORES INC WMT		COM	   931142103	221,804	3,005,477	SH N/A	SOLE	3,005,477	0	0
DISNEY WALT CO			COM DISNEY 254687106	32	611		SH N/A  SOLE    611		0	0





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